GOODWILL	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL
NOTE 9	-	GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2018 and 2017 are as follows:

	US dollars
	Telematics services	Telematics products	Total
(in thousands)
Balance as of January 1, 2017 (*)	1,562	1,844	3,406
Changes during 2017:
Translation differences	170	201	371
Balance as of December 31, 2017	1,732	2,045	3,777
Changes during 2018:
Acquisition of subsidiary	53,584	5,818	59,402
Translation differences	(247)	(36)	(283)
Balance as of December 31, 2018	55,069	7,827	62,896

(*)	The accumulated amount of goodwill impairment loss as of December 31, 2018, 2017 and 2016 was US$ 7,098,000.

During the years ended December 31, 2018, 2017 and 2016 the company didn’t recorded any impairment of goodwill.